Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
TALENTEC SDN. BHD. [Member]
Accounts Receivable, Net

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Accounts receivable	$412,359	$464,580
Less: Allowance for doubtful accounts	(125,035)	(127,929)
Accounts receivable, net	$287,324	$336,651

Movement of allowance for doubtful accounts was as follows:

	For the years ended July 31,	For the six months ended January 31,
	2024	2025
		(Unaudited)
Balance at beginning of the year/period	$107,013	$125,035
Additions	19,494	-
Reversal	-	(856)
Foreign exchange differences	(1,472)	3,750
Balance at end of the year/period	$125,035	$127,929

The allowance and reversal of credit losses were nil and US$856 for the six months ended January 31, 2024 and January 31, 2025, respectively.

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of July 31,
	2023	2024
Accounts receivable	$300,257	$412,359
Less: Allowance for doubtful accounts	(107,013)	(125,035)
Accounts receivable, net	$193,245	$287,324

Provisions for doubtful accounts of accounts receivable were nil and US$19,494 for the years ended July 31, 2023 and 2024, respectively.

Movement of allowance for doubtful accounts was as follows:

	For the years ended July 31,
	2023	2024
Balance at beginning of the year	$108,347	$107,013
Additions	-	19,494
Foreign exchange differences	(1,334)	(1,472)
Balance at end of the year	$107,013	$125,035